Restatement of Previously Reported Financial Statements - Summary of Impact of the Restatement on the Financial Statements (Detail) - USD ($)				3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
		Jan. 18, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 02, 2021	Jan. 07, 2021	Dec. 31, 2018
Assets [Abstract]
Total Assets				$ 43,600,000				$ 43,600,000	$ 43,600,000		$ 9,102,000	$ 5,888,000
Liabilities and stockholders' equity (deficit)
Total current liabilities				8,127,000				8,127,000	8,127,000		2,353,000	837,000
Warrant liabilities				1,425,000				1,425,000	1,425,000		0
Total liabilities				69,051,000				69,051,000	69,051,000		11,673,000	3,334,000
Stockholders' equity (deficit)
Ordinary Shares											1,000	1,000
Additional paid-in capital				14,519,000				14,519,000	14,519,000		9,577,000	6,293,000
Accumulated deficit				(39,971,000)				(39,971,000)	(39,971,000)		(12,149,000)	(3,740,000)
Total stockholders' deficit				(25,451,000)				(25,451,000)	(25,451,000)	$ (14,000)	(2,571,000)	2,554,000			$ (333,000)
Total liabilities and stockholders' equity (deficit)				43,600,000				43,600,000	43,600,000		9,102,000	5,888,000
Unaudited Condensed Statement of Operations
Net income (loss)									$ (27,822,000)	$ (5,028,000)	$ (8,409,000)	$ (3,406,000)
Weighted average shares outstanding, basic and diluted									9,886,283	10,033,298	9,997,049	9,798,949
Basic and diluted net income (loss) per share									$ (2.81)	$ (0.50)	$ (0.84)	$ (0.35)
LEO HOLDINGS III CORP [Member]
Assets [Abstract]
Total Assets		$ 49,516		275,974,245	$ 276,386,096	$ 276,867,209	$ 276,386,096	275,974,245	$ 275,974,245				$ 277,526,800
Liabilities and stockholders' equity (deficit)
Total current liabilities		35,000		477,723				477,723	477,723				710,251
Deferred underwriting commissions				9,625,000				9,625,000	9,625,000				9,625,000
Warrant liabilities				8,341,666				8,341,666	8,341,666				9,153,333
Total liabilities				18,444,389	22,325,494	17,502,404	22,325,494	18,444,389	18,444,389				19,488,584
Class A ordinary shares subject to possible redemption				275,000,000	275,000,000	275,000,000	275,000,000	275,000,000	275,000,000				275,000,000
Stockholders' equity (deficit)
Preference shares		0			0	0	0						0
Additional paid-in capital		24,310			0	0	0						0
Accumulated deficit		(10,484)		(17,470,832)	(20,940,086)	(15,635,885)	(20,940,086)	(17,470,832)	(17,470,832)				(16,962,474)
Total stockholders' deficit		14,516		(17,470,144)	(20,939,398)	(15,635,195)	(20,939,398)	(17,470,144)	(17,470,144)				(16,961,784)	$ 0
Total liabilities and stockholders' equity (deficit)		49,516		275,974,245	276,386,096	276,867,209	276,386,096	275,974,245	275,974,245				277,526,800
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Initial value of Class A ordinary shares subject to possible redemption						0	0
Change in fair value of Class A ordinary shares subject to possible redemption						0	0
Accretion of Class A ordinary shares subject to redemption amount						20,124,954	20,124,954
Unaudited Condensed Statement of Operations
Net income (loss)		$ (10,484)		3,469,254	(5,304,203)	998,092	(4,306,111)	(836,857)
Weighted average shares outstanding, basic and diluted	[1],[2]	6,000,000
Basic and diluted net income (loss) per share		$ 0.00
Class A Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Liabilities and stockholders' equity (deficit)
Class A ordinary shares subject to possible redemption				275,000,000				275,000,000	275,000,000
Stockholders' equity (deficit)
Ordinary Shares		$ 0		0	$ 0	$ 0	$ 0	0	0				0
Unaudited Condensed Statement of Operations
Net income (loss)				$ 2,775,403				$ (646,698)
Weighted average shares outstanding, basic and diluted				27,500,000	27,500,000	11,301,370	20,289,634	22,880,859
Basic and diluted net income (loss) per share				$ 0.10	$ (0.15)	$ 0.06	$ (0.16)	$ (0.03)
Class B Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Stockholders' equity (deficit)
Ordinary Shares		$ 690	[1],[3]	$ 688	$ 688	$ 690	$ 688	$ 688	$ 688				690
Unaudited Condensed Statement of Operations
Net income (loss)				$ 693,851				$ (190,159)
Weighted average shares outstanding, basic and diluted				6,875,000	6,875,000	6,359,589	6,645,579	6,728,027
Basic and diluted net income (loss) per share				$ 0.10	$ (0.15)	$ 0.06	$ (0.16)	$ (0.03)
As Previously Reported | LEO HOLDINGS III CORP [Member]
Assets [Abstract]
Total Assets					$ 276,386,096	$ 276,867,209	$ 276,386,096						277,526,800
Liabilities and stockholders' equity (deficit)
Total current liabilities													710,251
Deferred underwriting commissions													9,625,000
Warrant liabilities													9,153,333
Total liabilities					22,325,494	17,502,404	22,325,494						19,488,584
Class A ordinary shares subject to possible redemption					249,060,600	254,364,800	249,060,600						253,038,210
Stockholders' equity (deficit)
Preference shares					0	0	0						0
Additional paid-in capital					9,305,166	4,001,017	9,305,166						5,327,593
Accumulated deficit					(4,306,111)	998,092	(4,306,111)						(328,497)
Total stockholders' deficit					5,000,002	5,000,005	5,000,002						5,000,006
Total liabilities and stockholders' equity (deficit)					276,386,096	276,867,209	276,386,096						277,526,800
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Initial value of Class A ordinary shares subject to possible redemption						253,038,210	253,038,210
Change in fair value of Class A ordinary shares subject to possible redemption						1,326,590	(3,977,610)
Accretion of Class A ordinary shares subject to redemption amount						0	0
Unaudited Condensed Statement of Operations
Net income (loss)					(5,304,203)	998,092	(4,306,111)
As Previously Reported | Class A Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Stockholders' equity (deficit)
Ordinary Shares					$ 259	$ 206	$ 259						220
Unaudited Condensed Statement of Operations
Weighted average shares outstanding, basic and diluted					27,500,000	27,500,000	27,500,000
Basic and diluted net income (loss) per share					$ 0	$ 0	$ 0
As Previously Reported | Class B Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Stockholders' equity (deficit)
Ordinary Shares					$ 688	$ 690	$ 688						690
Unaudited Condensed Statement of Operations
Weighted average shares outstanding, basic and diluted					6,875,000	6,316,265	6,608,477
Basic and diluted net income (loss) per share					$ (0.77)	$ 0.16	$ (0.65)
Adjustment | LEO HOLDINGS III CORP [Member]
Assets [Abstract]
Total Assets					$ 0	$ 0	$ 0						0
Liabilities and stockholders' equity (deficit)
Total current liabilities													0
Deferred underwriting commissions													0
Warrant liabilities													0
Total liabilities					0	0	0						0
Class A ordinary shares subject to possible redemption					25,939,400	20,635,200	25,939,400						21,961,790
Stockholders' equity (deficit)
Preference shares					0	0	0						0
Additional paid-in capital					(9,305,166)	(4,001,017)	(9,305,166)						(5,327,593)
Accumulated deficit					(16,633,975)	(16,633,977)	(16,633,975)						(16,633,977)
Total stockholders' deficit					(25,939,400)	(20,635,200)	(25,939,400)						(21,961,790)
Total liabilities and stockholders' equity (deficit)					0	0	0						0
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Initial value of Class A ordinary shares subject to possible redemption						(253,038,210)	(253,038,210)
Change in fair value of Class A ordinary shares subject to possible redemption						(1,326,590)	3,977,610
Accretion of Class A ordinary shares subject to redemption amount						20,124,954	20,124,954
Unaudited Condensed Statement of Operations
Net income (loss)					0	0	0
Adjustment | Class A Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Stockholders' equity (deficit)
Ordinary Shares					$ (259)	$ (206)	$ (259)						(220)
Unaudited Condensed Statement of Operations
Weighted average shares outstanding, basic and diluted					0	(16,198,630)	(7,210,366)
Basic and diluted net income (loss) per share					$ (0.15)	$ 0.06	$ (0.16)
Adjustment | Class B Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Stockholders' equity (deficit)
Ordinary Shares					$ 0	$ 0	$ 0						$ 0
Unaudited Condensed Statement of Operations
Weighted average shares outstanding, basic and diluted					0	43,324	37,102
Basic and diluted net income (loss) per share					$ 0.62	$ (0.10)	$ 0.49

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.
[3]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.